AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 12, 2005.

                                                            File Nos. 333-58314
                                                                      811-03859
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___              [ ]


                        Post-Effective Amendment No. 9                [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                               Amendment No. 10                       [X]
                        (Check Appropriate Box Or Boxes)


                            ------------------------
                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
   (Address and Telephone Number of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on              pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered:

--------------------------------------------------------------------------------
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 2, 2005:

                      POLARIS VARIABLE ANNUITY (R-1319-PRO)
 POLARIS PLATINUM II VARIABLE ANNUITY (R-3456-PRO, R-3456-PNR, AND B-3483-PRO)
                  POLARISAMERICA VARIABLE ANNUITY (B-2468-PRO)
                    POLARIS II VARIABLE ANNUITY (R-3465-PRO)
         POLARIS PROTECTOR VARIABLE ANNUITY (R-3451-PRO AND R-3451-PNR)
             WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY (B-3660-PRO)
           WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY (B-3659-PRO)
                 POLARIS CHOICE II VARIABLE ANNUITY (R-3460-PRO)

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND ALL REFERENCES IN THE PROSPECTUS TO THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO AUGUST 12, 2005.

THE FOLLOWING REPLACES THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM SUB-SECTION LOCATED IN THE OTHER INFORMATION SECTION OF THE PROSPECTUS:

FINANCIAL STATEMENTS

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Separate Account at December 31, 2004 and for each of the two years in the period ended December 31, 2004 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG Support Agreement

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

Where You Can Find More Information

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No.001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549
CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604
NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2




Dated: August 12, 2005


                Please keep this Supplement with your Prospectus.

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-58314 and 811-03859, filed on April 29, 2005, Accession No.
0000950129-05-004404.





                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-58314 and 811-03859, filed on April 29, 2005, Accession No.
0000950129-05-004404.


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C -- OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a) Financial Statements


The following financial statements are incorporated herein by reference to this Registration Statement:



Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and the Financial statements of Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-58314 and 811-03859, filed on April 29, 2005, Accession No. 0000950129-05-004404.
(b) Exhibits



(1)   Resolutions Establishing Separate Account                                   *
(2)   Custody Agreements                                                          Not Applicable
(3)   (a)   Form of Distribution Contract                                         **
      (b)   Form of Selling Agreement                                             **
(4)   (a)   Variable Annuity Contract                                             ***
      (b)   Endorsement                                                           ****
      (c)   Guaranteed Minimum Withdrawal Benefit Endorsement                     ++++
(5)   (a)   Application for Contract                                              **
      (b)   Participant Enrollment Form                                           **
(6)   Depositor -- Corporate Documents
      (a)   Certificate of Incorporation                                          +++
      (b)   By-Laws                                                               +
(7)   Reinsurance Contract                                                        Not Applicable
(8)   Form of Fund Participation Agreements
      (a)   Anchor Series Trust Form of Fund Participation Agreement              *
      (b)   SunAmerica Series Trust Form of Fund Participation Agreement          *
      (c)   WM Variable Trust Form of Fund Participation Agreement                **
(9)   Opinion and Consent of Counsel                                              **
(10)  Consent of Independent Registered Public Accounting Firm                    Filed Herewith
(11)  Financial Statements Omitted from Item 23                                   Not Applicable
(12)  Initial Capitalization Agreement                                            Not Applicable
(13)  Performance Computations                                                    Not Applicable
(14)  Diagram and Listing of All Persons Directly or Indirectly Controlled By
      or Under Common Control with AIG SunAmerica, the Depositor of Registrant    ++++++
(15)  Power of Attorney
      (a)   September 2003                                                        ++++
      (b)   October 2003                                                          ++++
(16)  Other
      (a) Guarantee Agreement of American Home Assurance Company                  Filed Herewith
      (b) Support Agreement by American International Group, Inc.                 Filed Herewith



----------
* Incorporated by reference to Initial Form N-4, File Nos. 333-25473 and 811-03859, filed April 18, 1997, Accession No. 0000950148-97-000989.
** Incorporated by reference to Form N-4 Pre-Effective Amendment 1 and Amendment 1, File Nos. 333-58314 and 811-03859, filed July 2, 2001,
       Accession No. 0000912057-01-522334.
*** Incorporated by reference to Form N-4 Pre-Effective Amendment 1 and Amendment 1, File Nos. 333-08859 and 811-07727, filed March 11, 1997,
       Accession No. 0000912057-97-008516.
**** Incorporated by reference to Form N-4 Post-Effective Amendment 2 and Amendment 3, File Nos. 333-08859 and 811-07727, filed July 27, 1998,
       Accession No. 0001047469-98-028410.
+ Incorporated by reference to Form N-4 Post-Effective Amendment 1 and Amendment 2, File Nos. 333-66114 and 811-03859, filed April 29, 2002,
       Accession No. 0000950148-02-001109.
++ Incorporated by reference to Initial Form N-4, File Nos. 333-58314 and 811-03859, filed April 5, 2001, Accession No. 0000912057-01-507105.
+++ Incorporated by reference to Form N-4 Post-Effective Amendment 4 and Amendment 5, File Nos. 333-58314 and 811-03859, filed April 16, 2003,
       Accession No. 0000950148-03-00895.
++++ Incorporated by reference to Form N-4, Post-Effective Amendment 5 and 6, File Nos. 333-58314 and 811-03859, filed on April 21, 2004, Accession No. 0000950148-04-000770.
+++++ Incorporated by reference to Form N-4, Post-Effective Amendment 6 and 7, File Nos. 333-58314 and 811-03859, filed on May 19, 2004, Accession No. 0000950148-04-000942.
++++++ Incorporated by reference to Form N-4, Post-Effective Amendment 8 and 9,
       File Nos. 333-58314 and 811-03859, filed on April 29, 2005, Accession No. 0000950129-05-004404.

Item 25. Directors and Officers of the Depositor

The officers and directors of AIG SunAmerica Life Assurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
----------------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Christine A. Nixon           Senior Vice President and Secretary
Stewart R. Polakov*          Senior Vice President and Controller
Michael J. Akers**           Senior Vice President
Mallary L. Reznik            Vice President
Edward T. Texeria*           Vice President
Stephen Stone*               Vice President
Virginia N. Puzon            Assistant Secretary

----------
*    21650 Oxnard Street, Woodland Hills, CA 91367
**   2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.


Item 27. Number of Contract Owners


As of July 31, 2005, the number of WM Diversified Strategies contracts funded by Variable Separate Account was 5,395 of which 2,200 were qualified contracts and 3,195 were non-qualified contracts.


Item 28. Indemnification


Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by law, including the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.


Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless WM Funds Distributor, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or (2) Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) WM Funds Distributor, Inc., 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, acts as distributor for the following investment companies:

        AIG SunAmerica Life Assurance Company - Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Separate Account American General Life Insurance Company - Separate Account D
        WM Trust I
        WM Trust II
        WM Strategic Asset Management Portfolios, LLC
        WM Variable Trust

(b) The principal business address for the directors and officers below is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, unless otherwise noted:

        Officer/Directors                   Position
        ------------------------------------------------------------------------
        Michael L. Amato          Director
        Mike E. Brandeberry       Director
        Melissa R. Martinez       Director
        William G. Papesh         Director, President
        Scott Pelkola             Director
        Gary J. Pokrzywinski      Director
        Debra C. Ramsey           Director, Senior Vice President
        Scott McIntyre            Senior Vice President
        Jeffrey Place             Senior Vice President
        Diane P. Novak            Senior Vice President
        Debra C. Ramsey           Senior Vice President
        Alex Ghazanfari           Chief Compliance Officer, First Vice President
        David M. Williams         Chief Financial Officer, Treasurer, First Vice
                                  President
        Sharon L.  Howells        Corporate Secretary, First Vice President
        Russell J. Adams          First Vice President
        John T. West              First Vice President
        Barbara A. Burgat         Vice President

(c) Not Applicable.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.


Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 9 and 10; File Nos. 333-58314 and 811-03859, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 12th day of August, 2005.


                                     VARIABLE SEPARATE ACCOUNT

                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                     (Depositor)

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                     TITLE                            DATE
---------                                     -----                            ----
JAY S. WINTROB*                      Chief Executive Officer,             August 12, 2005
---------------------------------           & Director
Jay S. Wintrob                    (Principal Executive Officer)

JAMES R. BELARDI*                            Director                     August 12, 2005
---------------------------------
James R. Belardi

MARC H. GAMSIN*                              Director                     August 12, 2005
---------------------------------
Marc H. Gamsin

N. SCOTT GILLIS*                      Senior Vice President,              August 12, 2005
---------------------------------    Chief Financial Officer &
N. Scott Gillis                              Director
                                  (Principal Financial Officer)

JANA W. GREER*                               Director                     August 12, 2005
---------------------------------
Jana W. Greer

STEWART R. POLAKOV*                   Senior Vice President               August 12, 2005
---------------------------------          & Controller
Stewart R. Polakov                (Principal Accounting Officer)

By:  */s/ MALLARY L. REZNIK                                               August 12, 2005
     ----------------------------
       Mallary L. Reznik
       Attorney-In-Fact

                                  EXHIBIT INDEX



EXHIBIT NO.     DESCRIPTION
----------      -----------
(10)            Consent of Independent Registered Public Accounting Firm

(16)(a)         Guarantee Agreement of American Home Assurance Company

(16)(b)         Support Agreement of American International Group, Inc.